Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow from operating activities
Profit (loss) before taxation	$ 271,459	$ 208,892	$ (178,257)
Results of investees - Discontinued operations			(318)
Adjustments to reconcile profit to cash
Interest, indexation and exchange variations	52,287	(96,766)	326,287
Share in the results of investees	(60)	158	574
Depreciation and amortization	270,454	275,034	295,258
Loss on sale of property, plant and equipment and intangible assets	694	552	3,443
Gain on sale of investment	(4,588)	(408)
Impairment (reversal) of property, plant and equipment and other assets	73	(979)	8,574
Provisions	32,672	93,701	(12,209)
Decrease (increase) in assets
Trade accounts receivable	(63,172)	(54,188)	56,293
Inventory	(15,675)	(62,586)	65,885
Other taxes recoverable	17,088	9,558	58,528
Other assets	6,168	(414)	(1,344)
Increase (decrease) in liabilities
Trade payables	47,573	9,557	21,790
Confirming payables	8,737	5,743	(22,672)
Salaries and payroll charges	9,776	25,206	(17,118)
Taxes payable	(14,165)	(15,375)	(76,149)
Deferred revenue	(36,299)	250,000
Other liabilities	(45,183)	13,566	(22,913)
Interest paid	(58,635)	(37,321)	(39,672)
Taxes on income paid	(100,265)	(38,869)	(51,384)
Net cash provided by operating activities	378,939	585,061	414,596
Cash flow from investing activities
Financial investments	(65,661)	(47,749)	(25,460)
Acquisitions of property, plant and equipment	(196,717)	(180,856)	(183,176)
Acquisitions of intangible assets	(921)	(2,133)	(3,891)
Loan repayment received from related parties		10,284	10,059
Acquisition of Pollarix	(81,615)
Related parties		6,248	44,785
Proceeds from sale of non-current assets	16,542	12,787	1,027
Net cash used in investing activities	(328,372)	(201,419)	(156,656)
Cash flow from financing activities
New loans and financing	830,598	550,966	23,454
Payments of loans and financing	(537,254)	(483,100)	(280,717)
Dividends paid	(61,549)	(59,660)	(13,345)
Reimbursement share premium	(430,000)	(69,931)
Capital increase - Initial public offering	20,500	170,070	84
Share premium -Initial public offering	285,931
Related parties		3,967	(41,171)
Energy assets compensation payment - Related parties	(55,380)		52,686
Net cash provided by (used in) financing activities	52,846	(92,238)	(385,883)
Effects of exchange rates on cash and cash equivalents	48	2,757	(1,321)
Increase (decrease) in cash and cash equivalents	103,461	294,161	(129,264)
Cash and cash equivalents at the beginning of the year	915,576	621,415	750,679
Cash and cash equivalents at the end of the year	$ 1,019,037	915,576	621,415
NEXA PERU
Cash flow from financing activities
Repurchase of shares		(31,252)	(117,597)
Decrease in non-controlling interests		(170,663)	(7,889)
Nexa Resources Atacocha S.A.A. - "NEXA ATACOCHA" (formely Compania Minera Atacocha S.A.A.)
Cash flow from financing activities
Decrease in non-controlling interests		$ (2,635)	$ (1,388)